Significant Accounting Policies - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Accounting Policies [Line Items]
Short-term investments original maturity	3 months
Asset impairment charges	$ 0	$ 0
Embedded derivatives	0	$ 0
Operating lease, right-of-use asset	71,000,000
Operating lease, liability	$ 73,000,000
Accounting Standards Update 2016-02 [Member]
Accounting Policies [Line Items]
Operating lease, right-of-use asset			$ 24,000,000
Operating lease, liability			$ 24,000,000